UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08342
Strategic Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

[Note: Insert Schedule of Investments Here]

Strategic Income Portfolio                                                                                                                         as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 71.1%

Security	Principal		U.S. $Value
Colombia — 1.4%
Republic of Colombia, 11.75%, 3/1/10	COP	12,139,000,000	$5,703,283
Total Colombia (identified cost $5,098,721)			$5,703,283
Indonesia — 1.5%
APP Finance VI, 0.00%, 11/18/12 (1)(2)		4,000,000	150,000
APP Finance VII, 3.50%, 4/30/03 (1)(2)		2,000,000	260,000
DGS International Finance, 10.00%, 6/1/07 (2)		2,000,000	50,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)		1,000,000	705,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000	4,913,055
Total Indonesia (identified cost $11,255,930)			$6,078,055
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM	716,595	441,719
Total Morocco (identified cost $367,800)			$441,719
New Zealand — 2.3%
New Zealand Government, 7.00%, 7/15/09	NZD	12,600,000	8,996,598
Total New Zealand (identified cost $8,914,860)			$8,996,598
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (2)(3)		2,000,000	650,000
Total Philippines (identified cost $1,917,237)			$650,000
United States — 65.6%
Corporate Bonds & Notes — 1.3%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	439,240
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	315,153
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000	446,944
Eaton Corp., 8.875%, 6/15/19		500,000	656,112
Ford Holdings, 9.30%, 3/1/30		1,000,000	910,571
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,201,515
US Bancorp, 7.50%, 6/1/26		840,000	1,071,421
Total Corporate Bonds & Notes (identified cost, $4,651,700)			$5,040,956

Collateralized Mortgage Obligations — 16.0%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$1,371,464	$1,435,422
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	1,143,911	1,194,938
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	4,330,751	4,494,605
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	1,066,049	1,144,558
Federal National Mortgage Association, Series 1992-180, Class F, 4.494%, 10/25/22 (4)	4,757,032	4,875,254
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,536,596	1,601,378
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	3,458,187	3,644,945
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	4,605,016	4,897,037
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	3,083,527	3,241,150
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	9,491,851	9,664,200
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	4,119,122	4,342,893
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,652,409	2,852,887
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	1,045,832	1,100,783
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	3,564,469	3,812,933
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	1,193,248	1,266,500
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,993,088	5,181,159
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/25/23	1,149,196	1,193,980
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,141,145
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,692,527	2,716,681
Total Collateralized Mortgage Obligations (identified cost, $65,325,436)		$63,802,448

Mortgage Pass-Throughs — 43.1%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$9,530,971	$9,803,395
6.50% with various maturities to 2024	6,764,665	7,062,957
7.00% with various maturities to 2024	4,697,843	4,976,002
7.31% with maturity at 2026	831,326	886,657
7.50% with various maturities to 2026	17,265,530	18,489,648
7.95% with maturity at 2022	1,250,324	1,358,985
8.00% with various maturities to 2021	517,769	541,637
8.15% with maturity at 2021	1,026,363	1,057,262
8.30% with maturity at 2021	610,431	668,734
8.47% with maturity at 2018	529,577	579,877
8.50% with various maturities to 2028	4,760,618	5,238,448
9.00% with various maturities to 2027	2,602,724	2,886,991
9.25% with various maturities to 2016	488,553	511,502
9.50% with various maturities to 2027	984,480	1,098,317
9.75% with various maturities to 2020	119,290	128,999
10.00% with various maturities to 2025	1,090,023	1,241,605
10.25% with maturity at 2013	293,615	313,483
10.50% with various maturities to 2021	1,595,622	1,858,914
11.00% with various maturities to 2019	2,645,560	3,062,120
11.25% with maturity at 2010	30,000	32,991
12.50% with various maturities to 2019	333,152	385,839
12.75% with maturity at 2013	25,201	28,426
13.25% with maturity at 2013	4,787	5,556
13.50% with maturity at 2019	31,285	36,109
		$62,254,454
Federal National Mortgage Association:
3.678% with maturity at 2035 (5)	16,447,830	16,623,035
4.143% with maturity at 2023 (5)	977,833	983,144
6.50% with various maturities to 2028	9,847,907	10,256,030
7.00% with various maturities to 2024	2,317,805	2,449,949
7.50% with various maturities to 2026	17,954,591	19,083,974
8.00% with various maturities to 2028	19,714,101	21,397,247
8.50% with various maturities to 2026	651,135	686,589
8.91% with maturity at 2010	304,971	322,491
9.00% with various maturities to 2024	2,032,195	2,224,053
9.03% with maturity at 2028	2,742,391	3,024,794
9.50% with various maturities to 2030	4,093,863	4,577,870
10.50% with maturity at 2020	201,029	235,246
11.00% with various maturities to 2025	243,160	278,908
11.50% with maturity at 2019	258,714	298,861
12.00% with maturity at 2015	160,559	186,467
12.50% with maturity at 2015	895,569	1,040,198
12.75% with maturity at 2014	26,226	31,703
13.00% with various maturities to 2015	349,139	411,951

13.50% with various maturities to 2015	$159,576	$187,239
14.75% with maturity at 2012	547,093	658,211
		$84,957,960
Government National Mortgage Association:
7.00% with various maturities to 2024	4,994,641	5,289,951
7.50% with various maturities to 2028	6,214,820	6,667,581
7.75% with maturity at 2019	50,214	54,275
8.00% with various maturities to 2023	2,464,736	2,675,951
8.30% with various maturities to 2020	620,220	674,440
8.50% with various maturities to 2021	444,334	480,361
9.00% with various maturities to 2025	1,758,583	1,941,373
9.50% with various maturities to 2026	5,230,206	5,907,461
12.50% with maturity at 2019	401,974	468,630
13.50% with maturity at 2014	27,456	33,560
		$24,193,583
Total Mortgage Pass-Throughs (identified cost, $172,085,588)		$171,405,997
Auction Rate Certificates — 4.7%
Brazos Student Finance Corp., Series 2004A-4, Variable Rate, 3.35%, 3/1/40 (5)	4,250,000	$4,250,000
Brazos Student Finance Corp., Series 2004A-6, Variable Rate, 3.38%, 3/1/40 (5)	4,250,000	4,250,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.40%, 7/1/32 (5)	2,500,000	2,500,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.50%, 7/1/32 (5)	7,800,000	7,800,000
Total Auction Rate Certificates (identified cost, $18,800,000)		$18,800,000
U.S. Treasury Obligations — 0.5%
United States Treasury Bond, 7.875%, 2/15/21 (6) — (identified cost, $1,831,468)	1,500,000	2,058,810
Total United States (identified cost $262,694,192)		$261,108,211
Total Bonds & Notes (identified cost, $290,248,740)		$282,977,866

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (7)(8)	8,155	$407,750
		$407,750
Total Indonesia (identified cost $1,522,635)		$407,750
Total Common Stocks (identified cost $1,522,635)		$407,750

Commercial Paper — 23.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Autobahn Funding Co., 3.31%, 8/5/05	$19,000	$18,993,012
Bavaria TRR Corp., 3.30%, 8/4/05	19,000	18,994,776
George Street Finance, LLC, 3.28%, 8/2/05	19,000	18,998,269
Giro Balanced Funding Corp., 3.32%, 8/8/05	19,000	18,987,734
Steamboat Funding Corp., 3.36%, 8/10/05	19,000	18,984,040
Total Commercial Paper (at amortized cost, $94,957,831)		$94,957,831

Short-Term Investments — 4.4%

Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$17,480,000	$17,480,000
Total Short-Term Investments (at amortized cost, $17,480,000)		$17,480,000

Call Options Purchased — 0.2%

Security	Contracts	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$415,328
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	261,820
Total Call Options Purchased (at identified cost, $641,472)		$677,148
Total Investments — 99.7% (identified cost $404,850,678)		$396,500,595
Other Assets, Less Liabilities — 0.3%		$1,365,017
Net Assets — 100.0%		$397,865,612

COP	—	Colombian Peso
DEM	—	Deutsche Mark
IDR	—	Indonesian Rupiah
NZD	—	New Zealand Dollar

(1)	Convertible bond.
(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $650,000 or 0.2% of the net assets.

(4)	Floating-Rate.
(5)	Adjustable rate securities. Rates shown are the rates at period end.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Non-income producing security.

A summary of financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/11/05	Euro	United States Dollar
	7,838,948	9,376,392	$ (148,486)
8/15/05	Euro	United States Dollar
	5,650,000	6,896,079	29,871
8/29/05	Euro	United States Dollar
	22,518,939	27,214,365	(166,701)
8/05/05	Japanese Yen	United States Dollar
	1,596,000,000	14,344,133	102,073
8/11/05	Japanese Yen	United States Dollar
	1,700,000,000	15,215,115	36,178
8/08/05	New Zealand Dollar	United States Dollar
	13,385,886	9,026,638	(114,678)
			$ (261,743)

Purchases
			Net Unrealized
Settlement			Appreciation
Date(s)	In exchange for	Deliver	(Depreciation)
8/25/05	Canadian Dollar	United States Dollar
	6,600,000	5,423,172	$ (36,087)
8/12/05	Euro	Hungarian Forint
	7,809,351	1,940,858,000	(123,702)
8/22/05	Icelandic Krona	Euro
	637,296,000	8,091,620	(8,677)
8/15/05	Indonesian Rupiah	United States Dollar
	233,000,000,000	23,707,774	(5,213)
8/29/05	Korean Won	United States Dollar
	17,000,000,000	16,609,673	(51,066)
8/25/05	Polish Zloty	Euro
	30,458,280	7,384,900	112,966
8/12/05	Romanian Leu	United States Dollar
	14,452,000	4,813,483	174,352
8/29/05	Romanian Leu	United States Dollar
	34,381,100	11,674,097	169,652
8/05/05	Slovakia Koruna	Euro
	594,500,000	15,526,653	(328,254)
8/11/05	Slovakia Koruna	Euro
	530,332,000	13,680,691	(88,066)
8/15/05	Taiwan Dollar	United States Dollar
	658,000,000	20,652,208	(21,066)
8/29/05	Taiwan Dollar	United States Dollar
	176,900,000	5,538,857	11,652
8/15/05	Thai Baht	United States Dollar
	306,000,000	7,289,185	56,658
8/29/05	Thai Baht	United States Dollar
	460,000,000	10,996,892	38,402
8/08/05	Turkish Lira	United States Dollar
	7,035,600	5,165,259	132,900
			$ 34,451

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
9/05	35 Nikkei 225	Long	$ 1,976,625	$ 2,079,000	$ 102,375
9/05	36 DAX Index	Long	5,037,397	5,356,060	318,663
9/05	23 Japan 10 Year Bond	Short	(28,877,471)	(28,676,391)	201,080
					$ 622,118

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.25% on the notional amount of  $20,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on October 1, 2005 is recorded as a receivable for open swap contracts of $285,967 at July 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley and Co. International Limited whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 2.50% on the notional amount of  $5,000,000. In exchange, the Portfolio receives payments equal to the total returns on the MSCI Turkey Index on the same notional amount. The value of the contract, which terminates on May 18, 2006 is recorded as a receivable for open swap contracts of $737,417 at July 31, 2005.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009

Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.

			$ (259,548)
10,000,000 USD	4/1/2010

Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.

			$ (426,751)
5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(374,276)
4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(188,545)

50,000,000 USD	6/20/2015

Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.

			$ (192,704)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	160,348
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	117,572

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 406,261,594
Gross unrealized appreciation	$ 2,233,861
Gross unrealized depreciation	(11,994,860)
Net unrealized depreciation	$ (9,760,999)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2005 on a federal income tax basis was 311,582.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	September 26, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 26, 2005